SCHEDULE VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Details) - Allowance for doubtful accounts - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Fiscal Period		$ 2,121	$ 1,995	$ 1,809
Charges to Costs and Expense		1,354	1,469	1,861
Deductions	[1]	(1,724)	(1,343)	(1,675)
Balance at End of Fiscal Period		$ 1,751	$ 2,121	$ 1,995

[1]	Deductions in the allowance for doubtful accounts represent write-offs of uncollectible accounts net of recoveries.